Equity (Details 1) - Warrant [Member]	12 Months Ended
Jun. 30, 2016 $ / shares
(2) dividend yield of	0.00%
Minimum [Member]
(1) risk free interest rate of	0.82%
(3) volatility factor of	138.00%
(4) an expected life of the conversion feature of	3 years
(5) estimated fair value of the company's common stock of	$ 0.07
Maximum [Member]
(1) risk free interest rate of	1.10%
(3) volatility factor of	158.00%
(4) an expected life of the conversion feature of	5 years
(5) estimated fair value of the company's common stock of	$ 0.10